FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value of Derivative Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative asset
Derivative asset, current	$ 3,161	$ 36,542
Derivative liability
Derivative liability, current		10,421
Derivative assets at fair value, net	3,200	(26,100)
Commodity Contract | Oil
Derivative asset
Derivative asset, current	$ 3,161	9,834
Derivative liability
Derivative liability, current		10,421
Commodity Contract | Gas
Derivative asset
Derivative asset, current		$ 26,708